Shareowners' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareowners' equity
(In millions)	2015	2014	2013

Preferred stock issued	$6	$-	$-
Common stock issued	$702	$702	$702
Accumulated other comprehensive income
Balance at January 1	$(18,172)	$(9,119)	$(20,229)
Other comprehensive income before reclassifications	(3,312)	(12,088)	8,844
Reclassifications from other comprehensive income	4,956	3,035	2,265
Other comprehensive income, net, attributable to GE	1,644	(9,053)	11,109
Balance at December 31	$(16,529)	$(18,172)	$(9,119)
Other capital
Balance at January 1	$32,889	$32,494	$33,070
Gains (losses) on treasury stock dispositions and other(a)(b)	4,724	396	(576)
Balance at December 31	$37,613	$32,889	$32,494
Retained earnings
Balance at January 1	$155,333	$149,051	$144,055
Net earnings (loss) attributable to the Company	(6,126)	15,233	13,057
Dividends and other transactions with shareowners	(9,161)	(8,948)	(8,060)
Redemption value adjustment on redeemable noncontrolling interests	(25)	(2)	(1)
Balance at December 31	$140,020	$155,333	$149,051
Common stock held in treasury
Balance at January 1	$(42,593)	$(42,561)	$(34,571)
Purchases(c)	(23,762)	(1,950)	(10,466)
Dispositions	2,816	1,917	2,477
Balance at December 31	$(63,539)	$(42,593)	$(42,561)
Total equity
GE shareowners' equity balance at December 31	$98,274	$128,159	$130,566
Noncontrolling interests balance at December 31	1,864	8,674	6,217
Total equity balance at December 31	$100,138	$136,833	$136,783

  2014 included $440 million related to the excess of the net proceeds from the Synchrony Financial IPO over the carrying value of the interest sold.
  2015 included $4,949 million related to issuance of new preferred stock in exchange for existing GE Capital preferred stock.
  2015 included $(20,383) million related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.

Common Shares Issued And Outstanding

December 31 (In thousands)	2015	2014	2013

Issued	11,693,841	11,693,841	11,693,841
In treasury(a)	(2,314,553)	(1,636,461)	(1,632,960)
Outstanding	9,379,288	10,057,380	10,060,881

(a) 2015 included (671,366,809) shares related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.

Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(In millions)	2015	2014	2013

Investment securities
Balance at January 1	$1,013	$307	$677
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $(270), $352 and $(408)(a)	(486)	562	(692)
Reclassifications from OCI – net of deferred taxes
of $(36), $85 and $223	(67)	146	318
Other comprehensive income (loss)(b)	(553)	708	(374)
Less OCI attributable to noncontrolling interests	(1)	2	(4)
Balance at December 31	$460	$1,013	$307

Currency translation adjustments (CTA)
Balance at January 1(c)	$(2,428)	$283	$413
OCI before reclassifications – net of deferred taxes	(4,932)	(2,600)	510
of $1,348, $(129) and $(613)
Reclassifications from OCI – net of deferred taxes
of $(1,489), $213 and $793	1,794	(129)	(818)
Other comprehensive income (loss)(b)	(3,137)	(2,730)	(308)
Less OCI attributable to noncontrolling interests	(66)	(19)	(22)
Balance at December 31	$(5,499)	$(2,428)	$126

Cash flow hedges
Balance at January 1(c)	$(180)	$(414)	$(722)
OCI before reclassifications – net of deferred taxes	(732)	(609)	737
of $(21), $22 and $251
Reclassifications from OCI – net of deferred taxes
of $86, $34 and $(176)	831	844	(271)
Other comprehensive income (loss)(b)	99	234	466
Less OCI attributable to noncontrolling interests	-	-	2
Balance at December 31	$(80)	$(180)	$(257)

Benefit plans
Balance at January 1	$(16,578)	$(9,296)	$(20,597)
Prior service credit (costs) - net of deferred taxes
of $859, $219 and $(5)	1,541	396	(6)
Net actuarial gain (loss) – net of deferred taxes
of $647, $(5,332) and $4,506	1,227	(9,849)	8,269
Net curtailment/settlement - net of deferred taxes
of $(42), $41 and $0	(76)	72	-
Prior service cost amortization – net of deferred taxes
of $103, $241 and $267	100	349	397
Net actuarial loss amortization – net of deferred taxes
of $1,199, $859 and $1,343	2,373	1,753	2,640
Other comprehensive income (loss)(b)	5,165	(7,278)	11,300
Less OCI attributable to noncontrolling interests	(3)	3	(1)
Balance at December 31	$(11,410)	$(16,578)	$(9,296)

Accumulated other comprehensive income (loss) at December 31	$(16,529)	$(18,172)	$(9,119)

(a) Included adjustments of $(611) million, $960 million and $(1,171) million in 2015, 2014 and 2013, respectively, to deferred acquisition costs, present value of future profits, and investment contracts, insurance liabilities and insurance annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

(b) Total other comprehensive income (loss) was $1,575 million, $(9,066) million and $11,084 million in 2015, 2014 and 2013, respectively.

(c) Included a $157 million reclassification between 2014 opening balances in Currency Translation Adjustments and Cash Flow Hedges.

Reclassification out of Accumulated Other Comprehensive Income
RECLASSIFICATION OUT OF AOCI

(In millions)	2015	2014	2013	Statement of earnings caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$103	$(231)	$(541)	Total revenue and other income (a)
	(36)	85	223	Benefit (provision) for income taxes (b)
	$67	$(146)	$(318)	Net of tax
Currency translation adjustments
Gains (losses) on dispositions	$(305)	$(85)	$25	Total revenues and other income(c)
	(1,489)	213	793	Benefit (provision) for income taxes(d)
	$(1,794)	$129	$818	Net of tax
Cash flow hedges
Gains (losses) on interest rate derivatives	$(130)	$(234)	$(364)	Interest and other financial charges
Foreign exchange contracts	(801)	(666)	564	(e)
Other	13	22	248	(f)
	(918)	(878)	447	Total before tax
	86	34	(176)	Benefit (provision) for income taxes
	$(831)	$(844)	$271	Net of tax
Benefit plan items
Curtailment gain (loss)	$118	$(113)	$-	(g)
Amortization of prior service costs	(203)	(590)	(664)	(g)
Amortization of actuarial gains (losses)	(3,572)	(2,612)	(3,983)	(g)
	(3,657)	(3,315)	(4,647)	Total before tax
	1,260	1,141	1,610	Benefit (provision) for income taxes
	$(2,397)	$(2,174)	$(3,037)	Net of tax

Total reclassification adjustments	$(4,956)	$(3,035)	$(2,266)	Net of tax

  Included $61 million, an insignificant amount and $(497) million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(30) million, $3 million and $204 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(224) million, $(51) million and $62 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(1,506) million, $213 million and $802 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(758) million, $(607) million and $608 million in GE Capital revenues from services and $(43) million, $(59) million and $(44) million in interest and other financial charges in 2015, 2014 and 2013, respectively.
  Primarily recorded in costs and expenses.
  Curtailment gain (loss), amortization of prior service costs and actuarial gains and losses reclassified out of AOCI are included in the computation of net periodic pension costs. See Notes 12 and 28 for further information.

Noncontrolling Interests
December 31 (In millions)	2015	2014

GECC preferred stock	$-	$4,949
Synchrony Financial	-	2,531
Other noncontrolling interests in consolidated affiliates(a)	1,864	1,194
Total	$1,864	$8,674

(a) Consisted of a number of individually insignificant noncontrolling interests in partnerships and consolidated affiliates. 2015 included $695 million related to the Alstom acquisition.

Changes to noncontrolling interests
CHANGES TO NONCONTROLLING INTERESTS

(In millions)	2015	2014	2013

Beginning balance	$8,674	$6,217	$5,444
Net earnings	377	183	312
GECC preferred stock(a)	(4,949)	-	990
GECC preferred stock dividend	(311)	(322)	(298)
Dividends	(43)	(74)	(80)
Dispositions	189	(81)	(175)
Synchrony Financial(b)	(2,840)	2,393	-
Other (including AOCI)(c)(d)	767	358	24
Ending balance	$1,864	$8,674	$6,217

(a) 2015 included $(4,949) million related to the issuance of GE preferred stock in exchange for existing GECC preferred stock. GE preferred stock is reflected in shareowners’ equity in the consolidated Statement of Financial Position.

(b) 2015 related to the split-off on Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial; 2014 related to the Synchrony Financial IPO.

(c) Includes research & development partner funding arrangements, acquisitions and eliminations.

(d) 2015 included $695 million related to the Alstom acquisition.

Redeemable Noncontrolling Interest
(In millions)	2015	2014	2013

Beginning balance	$98	$178	$214
Net earnings	(46)	(71)	(14)
Dividends	(11)	(12)	(14)
Dispositions	1	-	-
Redemption value adjustment	25	2	1
Other(a)	2,905	1	(8)
Ending balance	$2,972	$98	$178

(a) 2015 included $2,875 million related to joint ventures formed by GE and Alstom as part of the Alstom acquisition.